General Organization and Business	12 Months Ended
Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General Organization and Business

NOTE 1 - GENERAL ORGANIZATION AND BUSINESS

EnzymeBioSystems (the “Company”) was incorporated under the laws of the state of Nevada on June 26, 2009. The Company was organized to conduct any lawful business. The Company contract manufactures specialty enzymes and enzyme related products. To date, the Company has had no revenues.